UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Laudus Institutional Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

94.7%		Common Stock	364,709,414	356,088,868
4.5%		Preferred Stock	22,209,021	16,778,914
1.0%		Other Investment Company	3,668,350	3,668,350

100.2%		Total Investments	390,586,785	376,536,132
(0	.2)%	Other Assets and Liabilities, Net		(643,803)

100.0%		Net Assets		375,892,329

	Number	Value
Security	of Shares	($)

Common Stock 94.7% of net assets

Brazil 8.6%

Energy 0.0%
Petroleo Brasileiro S.A. ADR	8,200	120,458

Food, Beverage & Tobacco 1.5%
Ambev S.A. ADR	771,000	5,666,850

Materials 0.7%
Vale S.A. ADR	163,400	2,491,850

Software & Services 1.5%
Cielo S.A.	201,700	5,586,731

Transportation 3.3%
CCR S.A.	947,000	7,152,193
EcoRodovias Infraestrutura e Logistica S.A.	836,500	5,266,060

		12,418,253

Utilities 1.6%
CPFL Energia S.A. ADR	385,000	6,163,850

		32,447,992

Chile 2.3%

Utilities 2.3%
Enersis S.A. ADR	566,100	8,485,839

China 17.0%

Capital Goods 2.6%
Beijing Enterprises Holdings Ltd.	998,500	9,918,373

Energy 1.4%
China Shenhua Energy Co., Ltd., Class H	1,718,000	5,437,061

Health Care Equipment & Services 2.9%
Mindray Medical International Ltd. ADR	295,000	10,726,200

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	493,500	5,838,746

Retailing 1.9%
Belle International Holdings Ltd.	6,098,456	7,084,955

Telecommunication Services 4.2%
China Mobile Ltd.	1,502,500	15,650,524

Utilities 2.5%
China Resources Power Holdings Co., Ltd.	3,886,000	9,223,246

		63,879,105

Hong Kong 1.7%

Consumer Services 1.7%
Sands China Ltd.	804,800	6,595,601

India 5.7%

Banks 2.5%
Axis Bank Ltd.	260,740	5,498,004
Housing Development Finance Corp., Ltd.	311,337	4,008,640

		9,506,644

Capital Goods 2.1%
Larsen & Toubro Ltd.	455,838	7,905,961

Diversified Financials 0.8%
Rural Electrification Corp., Ltd.	798,832	2,854,135

Energy 0.3%
Cairn India Ltd.	192,574	1,009,131

		21,275,871

Indonesia 6.2%

Automobiles & Components 1.5%
PT Astra International Tbk	10,038,500	5,622,097

Banks 3.5%
PT Bank Mandiri (Persero) Tbk	9,615,000	6,222,933
PT Bank Rakyat Indonesia (Persero) Tbk	11,724,500	7,007,974

		13,230,907

Utilities 1.2%
PT Perusahaan Gas Negara (Persero) Tbk	12,230,500	4,508,318

		23,361,322

Kazakhstan 1.3%

Energy 1.3%
KazMunaiGas Exploration Production GDR	305,466	4,795,816

 1

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Malaysia 3.9%

Consumer Services 1.4%
Genting Malaysia Berhad	3,871,200	5,182,626

Diversified Financials 2.5%
Ammb Holdings Berhad	4,293,900	9,502,134

Mexico 7.6%

Banks 2.2%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	615,700	8,398,148

Real Estate 3.6%
Fibra Uno Administracion S.A. de C.V.	4,176,800	13,378,300

Telecommunication Services 1.8%
America Movil S.A.B. de C.V., Series L ADR	293,800	6,866,106

		28,642,554

Peru 2.3%

Banks 2.3%
Credicorp Ltd.	64,595	8,573,694

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	156,000	9,372,480

Republic of Korea 8.3%

Automobiles & Components 4.4%
Hyundai Mobis	59,194	16,479,835

Semiconductors & Semiconductor Equipment 3.9%
Samsung Electronics Co., Ltd.	11,369	14,814,342

		31,294,177

Russia 4.5%

Banks 2.1%
Sberbank of Russia ADR	631,830	7,942,103

Energy 2.4%
Gazprom OAO ADR	1,028,540	8,896,871

		16,838,974

South Africa 4.2%

Capital Goods 1.5%
Bidvest Group Ltd.	229,283	5,873,845

Food, Beverage & Tobacco 2.7%
SABMiller plc	198,520	10,091,596

		15,965,441

Taiwan 6.0%

Semiconductors & Semiconductor Equipment 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,974,224	14,032,814

Telecommunication Services 2.3%
Taiwan Mobile Co., Ltd.	2,645,000	8,549,198

		22,582,012

Thailand 2.7%

Energy 2.7%
PTT PCL	1,163,200	10,124,017

Turkey 4.4%

Energy 2.4%
Tupras-Turkiye Petrol Rafinerileri A/S	441,452	8,815,030

Telecommunication Services 2.0%
Turk Telekomunikasyon A/S	2,761,443	7,659,458

		16,474,488

United Kingdom 2.6%

Food, Beverage & Tobacco 2.6%
Unilever plc	238,896	9,829,568

United States 2.9%

Consumer Services 2.9%
Yum! Brands, Inc.	143,700	10,865,157

Total Common Stock
(Cost $364,709,414)		356,088,868

Preferred Stock 4.5% of net assets

Brazil 4.5%

Energy 1.7%
Petroleo Brasileiro S.A.	850,700	6,162,136

Materials 2.8%
Vale S.A. ADR	757,800	10,616,778

Total Preferred Stock
(Cost $22,209,021)		16,778,914

2

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

United States 1.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	3,668,350	3,668,350

Total Other Investment Company
(Cost $3,668,350)		3,668,350

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $395,655,207 and the unrealized appreciation and depreciation were $12,867,997 and ($31,987,072), respectively, with a net unrealized depreciation of ($19,119,075).

At 12/31/13, the values of certain foreign securities held by the fund aggregating $239,383,265 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

 3

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$162,063,240	$—	$162,063,240
Brazil[1]	—	18,004,984	—	18,004,984
Energy	120,458	—	—	120,458
Food, Beverage & Tobacco	5,666,850	—	—	5,666,850
Materials	2,491,850	—	—	2,491,850
Utilities	6,163,850	—	—	6,163,850
Chile[1]	8,485,839	—	—	8,485,839
China[1]	—	53,152,905	—	53,152,905
Health Care Equipment & Services	10,726,200	—	—	10,726,200
Kazakhstan[1]	4,795,816	—	—	4,795,816
Mexico[1]	28,642,554	—	—	28,642,554
Peru[1]	8,573,694	—	—	8,573,694
Philippines[1]	9,372,480	—	—	9,372,480
Russia[1]	16,838,974	—	—	16,838,974
Thailand[1]	10,124,017	—	—	10,124,017
United States[1]	10,865,157	—	—	10,865,157
Preferred Stock
Brazil[1]	—	6,162,136	—	6,162,136
Materials	10,616,778	—	—	10,616,778
Other Investment Company[1]	3,668,350	—	—	3,668,350

Total	$137,152,867	$239,383,265	$—	$376,536,132

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $16,423,171 from Level 1 to Level 2 for the period ended December 31, 2013. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

REG60670DEC13-00

 5

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of December 31, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	19,834,265	24,009,523
1.5%		Other Investment Company	378,579	378,579

100.5%		Total Investments	20,212,844	24,388,102
(0	.5)%	Other Assets and Liabilities, Net		(132,012)

100.0%		Net Assets		24,256,090

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 2.7%

Insurance 2.7%
AMP Ltd.	72,367	284,433
QBE Insurance Group Ltd.	36,085	372,242

		656,675

China 1.6%

Telecommunication Services 1.6%
China Mobile Ltd.	37,000	385,404

France 13.0%

Capital Goods 2.8%
Compagnie de Saint-Gobain	12,541	690,846

Energy 2.9%
Total S.A.	11,321	694,876

Food & Staples Retailing 1.5%
Carrefour S.A.	8,889	352,834

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi	7,369	786,971

Telecommunication Services 2.6%
Orange S.A.	49,835	618,708

		3,144,235

Germany 7.5%

Automobiles & Components 2.1%
Daimler AG - Reg’d	5,824	505,432

Telecommunication Services 3.8%
Deutsche Telekom AG - Reg’d	53,155	915,870

Utilities 1.6%
RWE AG	10,958	401,490

		1,822,792

Israel 3.3%

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Teva Pharmaceutical Industries Ltd. ADR	20,200	809,616

Italy 2.8%

Energy 2.8%
Eni S.p.A.	27,678	668,801

Japan 15.2%

Food & Staples Retailing 2.3%
Seven & I Holdings Co., Ltd.	14,300	569,375

Household & Personal Products 3.0%
Kao Corp.	23,000	724,082

Insurance 2.4%
Tokio Marine Holdings, Inc.	17,700	592,413

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Takeda Pharmaceutical Co., Ltd.	13,300	610,005

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	6,500	358,168

Technology Hardware & Equipment 3.0%
Canon, Inc.	22,800	727,511

Telecommunication Services 0.5%
NTT DOCOMO, Inc.	6,600	108,677

		3,690,231

Netherlands 5.7%

Food & Staples Retailing 3.3%
Koninklijke Ahold N.V.	44,073	792,042

Media 2.4%
Reed Elsevier N.V.	28,122	597,698

		1,389,740

Singapore 3.2%

Banks 1.9%
United Overseas Bank Ltd.	27,442	463,414

Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	104,000	302,196

		765,610

Spain 8.1%

Banks 2.0%
Banco Santander S.A.	52,566	472,699

Telecommunication Services 2.7%
Telefonica S.A.	40,078	655,306

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.4%
Iberdrola S.A.	130,169	830,707

		1,958,712

Switzerland 11.9%

Capital Goods 3.5%
ABB Ltd. - Reg’d *	31,763	839,814

Food, Beverage & Tobacco 2.0%
Nestle S.A. - Reg’d	6,612	484,593

Insurance 3.1%
Zurich Insurance Group AG *	2,626	761,708

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	10,151	813,596

		2,899,711

Taiwan 1.6%

Semiconductors & Semiconductor Equipment 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	111,839	394,899

United Kingdom 22.4%

Energy 6.6%
BP plc	95,598	774,737
Royal Dutch Shell plc, Class A	22,913	818,057

		1,592,794

Food & Staples Retailing 2.9%
Tesco plc	127,480	707,939

Food, Beverage & Tobacco 3.3%
Unilever plc	19,581	805,676

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
GlaxoSmithKline plc	30,613	817,902

Telecommunication Services 3.0%
Vodafone Group plc	187,193	737,014

Utilities 3.2%
National Grid plc	58,243	761,772

		5,423,097

Total Common Stock
(Cost $19,834,265)		24,009,523

Other Investment Company 1.5% of net assets

United States 1.5%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	378,579	378,579

Total Other Investment Company
(Cost $378,579)		378,579

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $20,987,923 and the unrealized appreciation and depreciation were 3,954,086 and ($553,907), respectively, with a net unrealized appreciation of $3,400,179.

At 12/31/13, the values of certain foreign securities held by the fund aggregating $23,199,907 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/13:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2014	State Street Bank London	AUD	63,000	USD	56,150	(1,313)
01/31/2014	State Street Bank London	USD	533,868	AUD	599,000	32,846
01/31/2014	State Street Bank London	USD	34,759	AUD	39,000	460
01/31/2014	State Street Bank London	USD	69,073	AUD	77,500	119

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						32,112

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts: Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$23,199,907	$—	$23,199,907
Israel[1]	809,616	—	—	809,616
Other Investment Company[1]	378,579	—	—	378,579

Total	$1,188,195	$23,199,907	$—	$24,388,102

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$33,425	$—	$33,425

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($1,313)	$—	($1,313)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts (“forwards”) during the period ended December 31, 2013. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60672DEC13-00

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Laudus Institutional Trust

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	2/12/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	2/12/2014

By:	/s/ George Pereira George Pereira
Chief Financial Officer

Date:	2/12/2014